CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 517,922	$ 570,729	$ 416,113
Cost of revenues:
Total cost of revenues	224,745	253,759	180,670
Gross profit	293,177	316,970	235,443
Operating expenses:
Research and development, net (Note 2S)	88,043	90,458	65,857
Sales and marketing	52,467	52,729	39,876
General and administrative	20,404	23,852	17,324
Total operating expenses	160,914	167,039	123,057
Operating income	132,263	149,931	112,386
Financial income (expense), net (Note 17)	22,436	8,478	(3,133)
Income before taxes on income	154,699	158,409	109,253
Income tax expenses (Note 14)	18,389	18,196	16,152
Net income	$ 136,310	$ 140,213	$ 93,101
Earnings per share:
Basic	$ 4.73	$ 4.89	$ 3.28
Diluted	$ 4.28	$ 4.43	$ 3.12
Shares used in calculation of earnings per share:
Basic	28,828	28,697	28,372
Diluted	32,089	31,870	29,816
Product [Member]
Revenues:
Total revenues	$ 405,037	$ 464,152	$ 337,026
Cost of revenues:
Total cost of revenues	163,981	191,402	131,453
Service [Member]
Revenues:
Total revenues	112,885	106,577	79,087
Cost of revenues:
Total cost of revenues	$ 60,764	$ 62,357	$ 49,217